PER SHARE RESULTS (Details Textual)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	278,659	369,182	308,909	371,593	360,931